Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Halo Acquisition [Member]
Acquisitions [Abstract]
Assets and Liabilities Acquired
The preliminary purchase price allocation is summarized as follows:

Dollars in thousands
Total purchase price	$38,244
Assets and liabilities acquired:
Assets
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total assets	25,979
Liabilities
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total liabilities	6,349
Net assets acquired	19,630
Goodwill	$18,614

Pro Forma Information (Unaudited)
The following pro forma results reflect only pro forma adjustments for additional interest expense to fund the Halo Acquisition, amortization of deferred financing costs related to short term loan and line of credit, reduction in interest expense associated with the repayment of the Halo debt on the Halo Acquisition Date, amortization of identifiable intangible assets associated with the Halo Acquisition, share-based compensation expense related to stock options granted and effects of adjustments made to carrying values of acquired assets and liabilities. However, pro forma results do not include any anticipated synergies from the acquisition of Halo and accordingly, are not necessarily indicative of the results that would have occurred if the Halo Acquisition had occurred on the dates indicated or that may result in the future.

Dollars in thousands	Twelve Months ended December 31,
	2019	2018
Net revenues	$48,152	$51,388

Net loss per share attributable to common stockholders	$192,592	$25,958

TruPet, LLC [Member]
Acquisitions [Abstract]
Assets and Liabilities Acquired
On May 6, 2019, the fair value of the following assets and liabilities were acquired resulting in the total loss of approximately $147.4 million:

Dollars in thousands	Better Choice Company	Bona Vida	Total
Total Purchase Price	$37,949	$108,620	$146,569
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	7	384	391
Restricted cash	-	25	25
Accounts receivable	-	69	69
Inventories	-	95	95
Prepaid expenses and other current assets	32	348	380
Intangible assets	986	-	986
Other assets	-	74	74
Total Assets	1,025	995	2,020
Liabilities
Warrant derivative liability	(2,130)	-	(2,130)
Accounts payable & accrued liabilities	(544)	(153)	(697)
Total Liabilities	(2,674)	(153)	(2,827)
Net Assets (Liabilities) Acquired	(1,649)	842	(807)
Loss on Acquisitions	$(39,598)	$(107,778)	$(147,376)